INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Deferred income tax balances

US$ MILLIONS	2017	2016	2015
Deferred income tax arising on income and expenses recognized in other comprehensive income:
Revaluation of property, plant and equipment	$(204)	$(90)	$(130)
Cash flow hedges	8	8	(15)
Other	(4)	7	4
Total income tax expense recognized directly in other comprehensive income	$(200)	$(75)	$(141)
The sources of deferred income tax balances and movements are as follows:

		Recognized in
US$ MILLIONS	Jan. 1, 2017	Net Income	Other Comprehensive Income	Other(1)	Acquisitions (Dispositions)	Dec. 31, 2017
Deferred income tax assets related to non-capital losses and capital losses	$357	$(19)	$—	$23	$—	$361
Deferred income tax liabilities related to differences in tax and book basis, net	(1,895)	(48)	(200)	(71)	(930)	(3,144)
Net deferred income tax liabilities	$(1,538)	$(67)	$(200)	$(48)	$(930)	$(2,783)

		Recognized in
US$ MILLIONS	Jan. 1, 2016	Net Income	Other Comprehensive Income	Other(1)	Acquisitions (Dispositions)	Dec. 31, 2016
Deferred income tax assets related to non-capital losses and capital losses	$239	$17	$—	$4	$97	$357
Deferred income tax liabilities related to differences in tax and book basis, net	(1,542)	1	(75)	52	(331)	(1,895)
Net deferred income tax liabilities	$(1,303)	$18	$(75)	$56	$(234)	$(1,538)

(1)	Other items relates to foreign exchange as deferred income taxes are calculated based on the functional currency of each operating entity.
The sources of deferred income tax balances are as follows:

	As of December 31
US$ MILLIONS	2017	2016
Deferred income tax assets
Tax losses carried forward	$361	$357
Financial instruments and other	—	125
	$361	$482
Deferred income tax liabilities
Property, plant and equipment and investment properties	$(1,374)	$(1,306)
Intangible assets	(1,761)	(714)
Financial instruments and other	$(9)	$—
	$(3,144)	$(2,020)
Net deferred income tax liabilities	$(2,783)	$(1,538)
Reflected in the statement of financial position as follows:
Deferred income tax assets	$66	$74
Deferred income tax liabilities	(2,849)	(1,612)
Net deferred income tax liabilities	$(2,783)	$(1,538)

Components of income tax expense (recovery)
The major components of income tax expense include the following:

	For the year ended December 31,
US$ MILLIONS	2017	2016	2015
Tax expense (recovery) comprises:
Current income tax expense	$106	$33	$22
Deferred income tax expense (recovery)
Origination and reversal of temporary differences	92	(62)	4
Changes in tax rates or the imposition of new taxes	(41)	1	(28)
Previously unrecognized deferred taxes	16	43	(2)
Total income tax expense (recovery)	$173	$15	$(4)
Net income before income tax expense reconciles to income tax expense (recovery) as follows:
Net income before income tax	$747	$543	$387
Income tax expense calculated at the domestic rates applicable to profits in the country concerned	304	77	74
Change in substantively enacted tax rates	(41)	1	(28)
Earnings from investments in associates and joint ventures	(12)	(34)	(16)
Portion of gains subject to different tax rates	2	(54)	2
Taxable income attributable to non-controlling interests	(65)	(7)	(25)
International operations subject to different tax rates	(39)	(6)	(8)
Deferred tax assets not recognized	15	41	4
Permanent differences and other	9	(3)	(7)
Income tax expense (recovery) recognized in profit or loss	$173	$15	$(4)